Fair value measurement - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 10,805,730	$ 7,362,031
Cash [Member]
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	155,982	179,541
Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 10,649,748	$ 7,182,490